Employee Compensation - Share-Based Compensation - Summary of Further Information about our Stock Option Plan (Detail) - CAD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Oct. 31, 2022	Oct. 31, 2021
Disclosure of number and weighted average exercise price of share options [abstract]
Unrecognized compensation cost for non-vested stock option awards	$ 9	$ 7
Cash proceeds from stock options exercised	$ 52	$ 111
Weighted-average share price for stock options exercised (in dollars)	$ 141.5	$ 115.42